                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [_]; Amendment Number: ____________
   This Amendment (Check only one.):    [_] is a restatement.
                                        [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bain Capital Investors, LLC*
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael F. Goss
Title: Managing Director and Chief Operating Officer
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

/s/ Michael F. Goss            Boston, MA            8/14/06
--------------------  -------------------------------
    [Signature]               [City, State]          [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, and (iii) administrative member of Bain Capital Integral Investors, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
28-
-----------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      7
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: 1,696,435
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number Name
--- -------------------- ----
 1.       28-11209       Bain Capital VI Coinvestment Fund, L.P.

 2.
          28-11662
                         Bain Capital VII Coinvestment Fund, LLC

 3.
          28-11661
                         Bain Capital VII Coinvestment Fund, L.P.

 4.
          28-11264
                         Bain Capital Fund VI, L.P.

 5.
          28-11659
                         Bain Capital Integral Investors, LLC

 6.
          28-11188
                         Bain Capital Partners VI, L.P.

 7.
          28-11660
                         Bain Capital Partners VII, L.P.

                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 6/30/06

                                                                                                   Column 8
                                                    Column 4      Column 5  Column 6  Column 7 Voting Authority
        Column 1             Column 2    Column 3  Shares or       Value   Investment  Other   ----------------
     Name of Issuer       Title of Class  Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
     --------------       -------------- --------- ---------- --  -------- ---------- -------- ---- ------ ----
Burger King Holdings Inc.      Com       121208201 32,301,675 SH  508,751     Sole              X
Dominos Pizza Inc.             Com       25754A201 15,483,091 SH  383,052     Sole              X
Eschelon Telecom, Inc.         Com       296290109  3,670,394 SH   56,781     Sole              X
SMTC Corp                      Com       832682207    640,368 SH    1,486     Sole              X
Sealy Corp                     Com       812139301  2,153,010 SH   28,570     Sole              X
Taleo Corp                     Com       87424N104    465,936 SH    5,493     Sole              X
Vonage Holdings Corp.          Com       92886T201    247,371 SH    2,125     Sole              X
Warner Music Group Corp.       Com       934550104 24,090,064 SH  710,175     Sole              X